CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($)	Total	Additional paid-in capital	Common stock held in treasury	Accumulated other comprehensive income (loss)	Retained earnings (loss)	Non-controlling interest	Class A common stock	Class A common stock Common Stock	Class B common stock	Class B common stock Common Stock	HMH Holding BV And Subsidiaries [Member]	HMH Holding BV And Subsidiaries [Member] Common Stock	HMH Holding BV And Subsidiaries [Member] Additional paid-in capital	HMH Holding BV And Subsidiaries [Member] Hedging Reserve [Member]	HMH Holding BV And Subsidiaries [Member] Pension Remeasurement Reserve [Member]	HMH Holding BV And Subsidiaries [Member] Currency Translation Reserve [Member]	HMH Holding BV And Subsidiaries [Member] Accumulated other comprehensive income (loss)	HMH Holding BV And Subsidiaries [Member] Retained earnings (loss)	HMH Holding BV And Subsidiaries [Member] Non-controlling interest	HMH Holding BV And Subsidiaries [Member] Class A common stock	HMH Holding BV And Subsidiaries [Member] Class B common stock
Beginning balance, shares outstanding (in shares) at Dec. 31, 2023												200,000
Beginning balance at Dec. 31, 2023											$ 593,131,000	$ 0	$ 601,539,000	$ 1,098,000	$ 1,220,000	$ 2,003,000	$ 4,321,000	$ (12,729,000)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)											(23,074,000)			(3,348,000)	842,000	(20,568,000)	(23,074,000)
Sale ownership interest in Hydril Arabia											9,324,000		8,892,000						432,000
Net income (loss)											$ 51,956,000							51,218,000	738,000
Ending balance, shares outstanding (in shares) at Dec. 31, 2024								0		0	200	200,000									100
Ending balance at Dec. 31, 2024	$ 631,337,000	$ 610,431,000	$ 0	$ (18,753,000)	$ 38,489,000	$ 1,170,000		$ 0		$ 0	$ 631,337,000	$ 0	610,431,000	(2,250,000)	2,062,000	(18,565,000)	(18,753,000)	38,489,000	1,170,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	22,364,000			22,364,000
Net income (loss)	15,646,000				15,061,000	585,000					$ 15,646,000
Ending balance, shares outstanding (in shares) at Jun. 30, 2025								0		0
Ending balance at Jun. 30, 2025	669,347,000	610,431,000	0	3,611,000	53,550,000	1,755,000		$ 0		$ 0
Beginning balance, shares outstanding (in shares) at Dec. 31, 2024								0		0	200	200,000									100
Beginning balance at Dec. 31, 2024	631,337,000	610,431,000	0	(18,753,000)	38,489,000	1,170,000		$ 0		$ 0	$ 631,337,000	$ 0	610,431,000	(2,250,000)	2,062,000	(18,565,000)	(18,753,000)	38,489,000	1,170,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)											22,992,000			2,715,000	629,000	19,648,000	22,992,000
Net income (loss)											$ 46,123,000							45,454,000	669,000
Ending balance, shares outstanding (in shares) at Dec. 31, 2025								0		0	200	200,000								100
Ending balance at Dec. 31, 2025	700,452,000	610,431,000		4,239,000	83,943,000	1,839,000		$ 0		$ 0	$ 700,452,000	$ 0	610,431,000	465,000	2,691,000	1,083,000	4,239,000	83,943,000	1,839,000
Beginning balance, shares outstanding (in shares) at Mar. 31, 2025								0		0
Beginning balance at Mar. 31, 2025	650,794,000	610,431,000	0	(5,174,000)	44,601,000	936,000		$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	8,785,000			8,785,000
Net income (loss)	9,768,000				8,949,000	819,000
Ending balance, shares outstanding (in shares) at Jun. 30, 2025								0		0
Ending balance at Jun. 30, 2025	669,347,000	610,431,000	0	3,611,000	53,550,000	1,755,000		$ 0		$ 0
Beginning balance, shares outstanding (in shares) at Dec. 31, 2025								0		0	200	200,000								100
Beginning balance at Dec. 31, 2025	700,452,000	610,431,000		4,239,000	83,943,000	1,839,000		$ 0		$ 0	$ 700,452,000	$ 0	$ 610,431,000	$ 465,000	$ 2,691,000	$ 1,083,000	$ 4,239,000	$ 83,943,000	$ 1,839,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income Prior To The Corporate Reorganization Transactions	3,875,000				3,448,000	427,000
Other comprehensive income (loss)	3,619,000
Other comprehensive income prior to the Corporate Reorganization Transactions	5,600,000			5,600,000
Issuance of common stock in initial public offering, net of offering costs (in shares)								11,206		32,578
Issuance of common stock in initial public offering, net of offering costs	210,670,000	210,232,000						$ 112,000		$ 326,000
Redemption under exchange agreement with Principal Stockholders (in shares)										(686)
Redemption under exchange agreement with Principal Stockholders	(12,894,000)	631,000				(13,518,000)				$ (7,000)
Purchase of HMH B.V. voting shares from Principal Stockholders	(39,480,000)	(39,480,000)
Effect of the Corporate Reorganization Transactions	0	(570,015,000)		(7,296,000)	(64,801,000)	642,112,000
IPO related costs	(26,189,000)	(26,189,000)
TRA liability and related deferred tax impact from the Corporate Reorganization Transactions	(6,522,000)	(6,522,000)
Net income (loss) subsequent to the Corporate Reorganization Transactions	(5,019,000)				4,976,000	(9,995,000)
Net income (loss)	(1,144,000)										$ (1,144,000)
Share-based compensation (in shares)								837
Share-based compensation	22,775,000	6,045,000				16,722,000		$ 8,000
Purchase of treasury stock	(4,888,000)		(4,888,000)
Other Comprehensive Income Subsequent To The Corporate Reorganization Transactions	(1,981)			(532)		(1,449)
Ending balance, shares outstanding (in shares) at Jun. 30, 2026								12,043	31,891,652	31,892	63,783,304									12,042,625	31,891,652
Ending balance at Jun. 30, 2026	846,399,000	185,133,000	(4,888,000)	2,011,000	27,566,000	636,138,000		$ 120,000		$ 319,000
Beginning balance, shares outstanding (in shares) at Mar. 31, 2026								0		0
Beginning balance at Mar. 31, 2026	709,927,000	610,431,000	0	9,839,000	87,391,000	2,266,000		$ 0		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	(1,981,000)			(532,000)		(1,449,000)
Issuance of common stock in initial public offering, net of offering costs (in shares)								11,206		32,578
Issuance of common stock in initial public offering, net of offering costs	210,670,000	210,232,000						$ 112,000		$ 326,000
Redemption under exchange agreement with Principal Stockholders (in shares)										(686)
Redemption under exchange agreement with Principal Stockholders	(12,894,000)	631,000				(13,518,000)				$ (7,000)
Purchase of HMH B.V. voting shares from Principal Stockholders	(39,480,000)	(39,480,000)
Effect of the Corporate Reorganization Transactions	0	(570,015,000)		(7,296,000)	(64,801,000)	642,112,000
IPO related costs	(26,189,000)	(26,189,000)
TRA liability and related deferred tax impact from the Corporate Reorganization Transactions	(6,522,000)	(6,522,000)
Net income (loss)	(5,019,000)				4,976,000	(9,995,000)
Share-based compensation (in shares)								837
Share-based compensation	22,775,000	6,045,000				16,722,000		$ 8,000
Purchase of treasury stock	(4,888,000)		(4,888,000)
Ending balance, shares outstanding (in shares) at Jun. 30, 2026								12,043	31,891,652	31,892	63,783,304									12,042,625	31,891,652
Ending balance at Jun. 30, 2026	846,399,000	$ 185,133,000	$ (4,888,000)	$ 2,011,000	$ 27,566,000	$ 636,138,000		$ 120,000		$ 319,000
Beginning balance, shares outstanding (in shares) at Apr. 01, 2026																				100	100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Redemption under exchange agreement with Principal Stockholders (in shares)							(2,100,000)		(2,100,000)
Purchase of HMH B.V. voting shares from Principal Stockholders	$ (39,500,000)
Share-based compensation (in shares)							836,781